Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration to acquire minority stake		$ 94,545
Equity investments without readily determinable fair values	$ 146,418	221,243
Available-for-sale debt investment	0	1,000	$ 0
Impairment of investments	93,632	6,186	8,870
Equity Securities ,FV-NI, Realized Gain(Loss)	12,706	955	397,589
Equity Securities, FV-NI, Gain or loss	14,045	14,543	394,919
Unrealized Gain (Loss) on Investments	1,339	15,498	$ 2,670
Investees [Member]
Ownership interest held				20.00%
Ownership interest acquired				20.00%
BIGOINC
Ownership interest held			31.70%
Ownership interest acquired			68.30%
Ownership interest acquired			31.70%
Equity Method Investments [Member]
Consideration to acquire minority stake	38,806
Equity Method Investments Original Cost	56,336	87,212
Net gain from the disposal and deem disposal	5,450	258,564
Equity investments without readily determinable fair values	51,775	142,526
Gain on equity securities with readily determinable fair value		115,137
Cash consideration for disposal of investment with readily determinable fair values	128,263	2,406
Equity Securities, FV-NI, Gain or loss	32,773	144,634	$ 3,060
Consideration from disposal of equity investments without readily determinable fair value	$ 29,050	$ 20,000